EARNINGS PER SHARE (Schedules of Computation of Diluted Net Earnings/(Loss) Per (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,491,575	16,585,000	18,356,267
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	4,957,667
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	10,500,000	10,500,000
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,491,575	6,085,000	2,898,600